Master Trust Assets - Schedule of Net Investment Income (Details) - EBP 004 - Master Trust $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Investment	$ 2.7
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	10.3
Net appreciation in fair value of investments	168.5
Net investment income	$ 181.5